UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

          Address: 620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter F. Palmedo
Title:    Managing Member, Sun Valley Gold LLC
Phone:    208-726-2327

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho             November 10, 2008
--------------------------     --------------------           -----------------
       [Signature]                 [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:  $257,879
                                        (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COL 6   COL 7        COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/  INVSMNT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (x1000)   PRN AMT  PRN CALL  DISCRTN  MNGRS  SOLE       SHARED NONE
--------------                 --------------    -----       -------   -------  --- ----  -------  -----  ----       ------ ----
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206   8,764       379,400     CALL  SOLE     NONE    379,400
APEX SILVER MINES LTD          ORD              G04074103   3,440     2,000,000     CALL  SOLE     NONE  2,000,000
AGNICO EAGLE MINES LTD         COM              008474108   2,802        50,888 SH        SOLE     NONE     50,888
APEX SILVER MINES LTD          ORD              G04074103   2,130     1,238,311 SH        SOLE     NONE  1,238,311
AURIZON MINES LTD              COM              05155P106   7,043     2,630,200 SH        SOLE     NONE  2,630,200
BARRICK GOLD CORP              COM              067901108  30,175       821,300 SH        SOLE     NONE    821,300
COEUR D ALENE MINES CORP IDA   COM              192108108   6,263     4,093,421 SH        SOLE     NONE  4,093,421
ELDORADO GOLD CORP NEW         COM              284902103     249        39,909 SH        SOLE     NONE     39,909
EXETER RES CORP                COM              301835104   1,471       735,000 SH        SOLE     NONE    735,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   5,685       100,000 SH        SOLE     NONE    100,000
GAMMON GOLD INC                COM              36467T106  12,069     1,631,000 SH        SOLE     NONE  1,631,000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106   9,884     1,030,638 SH        SOLE     NONE  1,030,638
GOLD RESV INC                  CL A             38068N108     468       425,660 SH        SOLE     NONE    425,660
GOLDCORP INC NEW               COM              380956409  14,335       453,206 SH        SOLE     NONE    453,206
GOLDEN STAR RES LTD CDA        COM              38119T104   4,057     2,669,100 SH        SOLE     NONE  2,669,100
HECLA MNG CO                   COM              422704106   2,691       575,000 SH        SOLE     NONE    575,000
IMA EXPLORATION INC            COM              449664101     497     1,652,000 SH        SOLE     NONE  1,652,000
IAMGOLD CORP                   COM              450913108   7,128     1,292,475 SH        SOLE     NONE  1,292,475
JAGUAR MNG INC                 COM              47009M103   9,783     1,756,000 SH        SOLE     NONE  1,756,000
KIMBER RES INC                 COM              49435N101   2,502     2,536,200 SH        SOLE     NONE  2,536,200
KINROSS GOLD CORP              COM NO PAR       496902404   2,687       166,702 SH        SOLE     NONE    166,702
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100  42,238     1,250,000 SH        SOLE     NONE  1,250,000
MIDWAY GOLD CORP               COM              598153104     764       739,700 SH        SOLE     NONE    739,700
MINEFINDERS LTD                COM              602900102   7,142       956,169 SH        SOLE     NONE    956,169
NEW GOLD INC CDA               COM              644535106  14,422     2,913,439 SH        SOLE     NONE  2,913,439
NOVAGOLD RES INC               COM NEW          66987E206   4,890       751,200 SH        SOLE     NONE    751,200
NOVAGOLD RES INC               NOTE 5.500% 5/0  66987EAA5  17,600    20,000,000 PRN       SOLE     NONE 20,000,000
PAN AMERICAN SILVER CORP       COM              697900108     758        34,112 SH        SOLE     NONE     34,112
RANDGOLD RES LTD               ADR              752344309   5,428       132,300 SH        SOLE     NONE    132,300
SPDR GOLD TRUST                GOLD SHS         78463V107  23,564       277,000 SH        SOLE     NONE    277,000
STILLWATER MNG CO              COM              86074Q102   5,902     1,015,841 SH        SOLE     NONE  1,015,841
YAMANA GOLD INC                COM              98462Y100   1,048       127,500 SH        SOLE     NONE    127,500


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